Note 7 - Servicing - Summary of Mortgage Servicing Rights Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance at beginning of year	$ 1,313	$ 1,270	$ 1,247
Capitalized servicing rights – new loan sales	192	164	183
Disposals (amortization based on loan payments and payoffs)	(186)	(147)	(129)
Change in fair value	(258)	26	(31)
Balance at end of year	$ 1,061	$ 1,313	$ 1,270